Loans and Advances	6 Months Ended
Sep. 30, 2018
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Loans and Advances
7	LOANS AND ADVANCES

The following table presents loans and advances at September 30, 2018 and March 31, 2018.

	At September 30, 2018				At March 31, 2018
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥87,015,631	¥1,560,639	¥844,313	¥89,420,583	¥85,859,927

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(253,316)	(239,181)

Less: Allowance for loan losses	(168,216)	(99,301)	(338,889)	(606,406)	(491,676)

Carrying amount				¥88,560,861	¥85,129,070

Reconciliation of allowance for loan losses is as follows:

	For the six months ended September 30,
	2018	2017
	(In millions)
Allowance for loan losses at beginning of period(1)	¥651,620	¥680,456
Provision for loan losses	34,207	62,936
Charge-offs:
Domestic	67,924	71,519
Foreign	19,349	14,095

Total	87,273	85,614

Recoveries:
Domestic	4,854	5,031
Foreign	351	271

Total	5,205	5,302

Net charge-offs	82,068	80,312
Others(2)	2,647	4,878

Allowance for loan losses at end of period	¥606,406	¥667,958

Allowance for loan losses applicable to foreign activities:
Balance at beginning of period	¥153,167	¥128,347

Balance at end of period	¥146,952	¥123,888

Provision for loan losses	¥9,467	¥5,532

(1)

Allowance for loan losses at beginning of period for the six months ended September 30, 2018 is calculated under IFRS 9. For additional information, refer to Note 2 “Summary of Significant Accounting Policies.”

(2)	Others mainly include foreign exchange translations for the six months ended September 30, 2018 and 2017.